Offsets	Aug. 29, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Webull Corp
Form or Filing Type	F-1
File Number	333-288787
Initial Filing Date	Jul. 18, 2025
Fee Offset Claimed	$ 14,981.18
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Webull Class A Ordinary Shares, par value $0.00001 per share
Unsold Securities Associated with Fee Offset Claimed	1,791,792
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 794,385,000.00
Termination / Withdrawal Statement	The registrant has terminated or completed any offerings that included the unsold securities under the Prior F-1 Registration Statement (as defined below).

The registrant previously paid a registration fee of $143,951.06 with respect to the registrant's Registration Statement on Form F-1 (File No. 333-288787), which was initially filed by the registrant on July 18, 2025 (the "Prior F-1 Registration Statement") pertaining to the registration of up to 75,159,236 Webull Class A Ordinary Shares, par value $0.00001 per share (the “Webull Class A Ordinary Shares”), of which 63,500,000 Webull Class A Ordinary Shares remained unsold. Pursuant to Rule 457(p) under the Securities Act, the registrant is entitled to offset a registration fee of $121,620.34 with respect to unsold securities registered under the Prior F-1 Registration Statement.

Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Webull Corp
Form or Filing Type	F-1
File Number	333-288787
Filing Date	Jul. 18, 2025
Fee Paid with Fee Offset Source	$ 143,951.06